o BT PYRAMID MUTUAL FUNDS o



                           BT INVESTMENT LIMITED TERM
                        U.S. GOVERNMENT SECURITIES FUND


                               SEMI-ANNUAL REPORT
                               ------------------
                                  MARCH o 1998

BT Investment Limited Term U.S. Government Securities Fund

Table of Contents


        Letter to Shareholders                                               3

        BT Investment Limited Term U.S. Government Securities Fund
           Statement of Assets and Liabilities                               5
           Statement of Operations                                           5
           Statements of Changes in Net Assets                               6
           Financial Highlights                                              7
           Notes to Financial Statements                                     8

        Short/Intermediate U.S. Government Securities Portfolio
          Statement of Net Assets                                            9
          Statement of Operations                                            9
          Statements of Changes in Net Assets                               10
          Financial Highlights                                              10
          Notes to Financial Statements                                     11


                              --------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

BT Investment Limited Term U.S. Government Securities Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the BT Investment Limited Term U.S. Government Securities Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") returned 2.97%* for the six months ended March 31, 1998, as compared to 3.13% for the Lehman 1-3 Year Government Obligations Index** and 3.13% for the Lipper Short/Intermediate U.S. Government Funds Average***. Since its inception on August 24, 1992, the Fund returned 31.58% cumulatively, or 5.02% annualized, as of March 31, 1998. The Fund returned 6.91% for the year ended March 31, 1998. For the 5-year period ended March 31, 1998, the Fund's annualized return was 4.94%.

MARKET ACTIVITY
For most of the semi-annual period, the bond market continued the bullish trend which had been in place for much of 1997 and which had gained momentum early in the fourth calendar quarter. Yields declined primarily due to an acceleration of concerns that excess capacity in Asia would ultimately lead to pricing pressure in the U.S. The strength of this sentiment offset evidence that domestic sources of economic growth were strong enough to make easing of monetary policy by the Federal Reserve Board unlikely. The Asian crisis also created a flight to quality that benefited U. S. Treasuries, especially in October and November. In addition, Asian countries were forced to sell short-term U.S. debt to defend their currencies, which helped to further flatten the yield curve.


---------------------------------------
            Objective
Seeks high level of current income with
the preservation of capital.
---------------------------------------


The bond market traded in a broad range during the first calendar quarter of 1998, primarily due to diminishing fears about the impact of the Asian crisis on the U.S. economy and the seeming result, i.e. interest rate stability. The bond market ended the month of March marginally lower, as oil prices recovered from their ten-year low and as investor concerns regarding continued strong domestic demand and a robust job market eased. In all, the combination of opposing forces led to a flattening yield curve, as disinflationary pressures affected the longer end of the curve while the shorter end of the curve remained anchored by a Fed Funds target rate of 5.50%.

From September 30, 1997 through March 31, 1998, the 2-year Treasury bond yield dropped 0.22%, and the 5-year Treasury bond yield rallied even more dramatically, dropping 0.37%. This movement flattened the yield curve, narrowing the 2 to 5 year spread from 0.21% at September 30, 1997 to 0.05% on March 31, 1998.


INVESTMENT REVIEW
The Fund underperformed its benchmark and its category average for the semi-annual period. This underperformance can be attributed primarily to the first half of the period, when we shortened the Fund's duration from 1.7 years to 1.6 years in anticipation of the Federal Reserve Board raising short-term interest rates in response to strong employment and economic data. However, the widely anticipated move by the Federal Reserve Board remained on hold, with no change in monetary policy, primarily as a result of the spreading effects of the Asian financial crises. Interest rates, in fact, went down, and the Fund did not fully participate in the market's rally during this period.

Once we saw that the Fed was not tightening monetary policy again, we lengthened duration to a neutral stance again toward the end of the first calendar quarter, and the Fund did benefit from this yield curve positioning, biased for a flatter curve. On March 31, 1998, the Fund had a duration of 1.7 years.

MANAGER OUTLOOK
For the near term, we anticipate that the bond market should continue to do well, confident in the belief that the Federal Reserve Board is on hold, that inflation remains at bay, and that economic expansion will continue. We remain equally confident, however, that there are some clouds on the longer-term horizon. In particular, we expect the economy to prove resilient to the Asian downdraft, raising the prospect of an overheating labor market in the second half of 1998. As it becomes clear that the economy is not cooling on its own, the market may very well have to deal with the reality of Fed tightening. Of course, the precise timing of shifts in market sentiment is impossible to nail down in advance, but we still expect some upward pressure on interest rates and a less friendly backdrop for bonds in the second half of the year.


------------------------------------------
         Investment Instruments
Direct obligations issued or guaranteed by
the U.S. Government or its agencies and
instrumentalities, including repurchase
agreements collateralized by U.S.
Government obligations. The average
weighted maturity of securities will range
from two to five years.
------------------------------------------


We intend, then, to maintain a neutral to slightly longer than the benchmark stance for the near term but to look for an opportunity to move shorter once again should we see early indicators of inflation and rising interest rates.

We will also, of course, maintain our long-term perspective for the Fund, as we seek to provide high levels of current income with the preservation of capital.


----------
* Performance quoted represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**   Indexes are unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

BT Investment Limited Term U.S. Government Securities Fund

Letter to Shareholders


                    Diversification of Portfolio Investments
                       By Asset Type as of March 31, 1998
                    (percentages are based on market value)


                            [PIE CHART APPEARS HERE]


                            Repurchase Agreement 15%

                            U.S. Treasury Notes 56%

                            U.S. Treasury Bills 25%

                            Government Agency Obligations 4%


We value your ongoing support of the BT Investment Limited Term U.S. Government Securities Fund and look forward to serving your investment needs in the years ahead.

                                /s/ Louis Hudson
                                ________________
                                  Louis Hudson
                            Portfolio Manager of the
          Short/Intermediate Term U.S. Government Securities Portfolio
                                 March 31, 1998


-------------------------------------------------------------------------------


Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the BT Investment Limited Term U.S. Government Securities Fund and the Lehman 1-3 Year Govt. Bond Index as of August 31, 1992.

--------------------------------------
  Total Return for the Period
     Ended March 31, 1998

Six Months        Since 8/24/92*
    2.97%                5.02%**

*   The Fund's inception date.
**  Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
--------------------------------------


                  [GRAPH APPEARS HERE - SEE PLOT POINTS BELOW]


           BT Investment
           Limited Term              Lehman
            U.S. Govt.              1-3 Year
          Securities Fund       Govt. Bond Index

Aug-92         10,000               10,000
Sep-92         10,111               10,094
Dec-92         10,044               10,115
Mar-93         10,310               10,333
Jun-93         10,404               10,448
Sep-93         10,613               10,592
Dec-93         10,666               10,659
Mar-94         10,597               10,607
Jun-94         10,614               10,607
Sep-94         10,630               10,714
Dec-94         10,659               10,714
Mar-95         10,958               11,070
Jun-95         11,307               11,421
Sep-95         11,440               11,591
Dec-95         11,704               11,876
Mar-96         11,742               11,921
Jun-96         11,846               12,046
Sep-96         11,996               12,247
Dec-96         12,224               12,479
Mar-97         12,273               12,559
Jun-97         12,556               12,838
Sep-97         12,743               13,090
Dec-97         12,991               13,176
Mar-98         13,158               13,369


Past performance is not indicative of future performance.

<PAGE


BT Investment Limited Term U.S. Government Securities Fund

Statement of Assets and Liabilities  March 31, 1998 (unaudited)

Assets
   Investment in Short/Intermediate U.S. Government Securities Portfolio, at Value               $    58,453,904
   Receivable for Shares of Beneficial Interest Subscribed                                                   595
   Prepaid Expenses                                                                                       16,867
                                                                                                 ---------------
Total Assets                                                                                          58,471,366
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust, net                                                                              10,303
   Payable for Shares of Beneficial Interest Redeemed                                                  9,305,183
   Dividends Payable                                                                                       9,138
   Accrued Expenses and Other                                                                             16,310
                                                                                                 ---------------
Total Liabilities                                                                                      9,340,934
                                                                                                 ---------------
Net Assets                                                                                       $    49,130,432
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $    48,792,590
   Undistributed Net Realized Gain from Investment Transactions                                           55,066
   Net Unrealized Appreciation on Investment                                                             282,776
                                                                                                 ---------------
Net Assets                                                                                       $    49,130,432
                                                                                                 ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares
   outstanding)                                                                                  $          9.89
                                                                                                 ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial
   interest authorized)                                                                                4,969,475
                                                                                                 ===============


Statement of Operations  For the six months ended March 31, 1998 (unaudited)

Investment Income
   Income Allocated from Short/Intermediate U.S. Government Securities Portfolio, net            $     1,647,092
                                                                                                 ---------------
Expenses
   Administration and Services Fees                                                                       88,632
   Registration Fees                                                                                       5,731
   Printing and Shareholder Reports                                                                        7,458
   Professional Fees                                                                                       5,482
   Trustees Fees                                                                                           4,164
   Miscellaneous                                                                                           1,966
                                                                                                 ---------------
   Total Expenses                                                                                        113,433
   Less Expenses Absorbed by Bankers Trust                                                               (24,801)
                                                                                                 ---------------
      Net Expenses                                                                                        88,632
                                                                                                 ---------------
Net Investment Income                                                                                  1,558,460
                                                                                                 ---------------
Realized and Unrealized Gain (Loss) on Investment
   Net Realized Gain from Investment Transactions                                                        362,987
   Net Change in Unrealized Appreciation/Depreciation on Investment                                     (220,370)
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investment                                                           142,617
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     1,701,077
                                                                                                 ===============

                  See Notes to Financial Statements on Page 7

BT Investment Limited Term U.S. Government Securities Fund

Statements of Changes in Net Assets


                                                                                For the six
                                                                                months ended         For the
                                                                               March 31, 1998       year ended
                                                                                (unaudited)     September 30, 1997
                                                                               --------------   ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $     1,558,460    $     2,931,720
   Net Realized Gain from Investment Transactions                                     362,987            135,150
   Net Change in Unrealized Appreciation/Depreciation on Investment                  (220,370)           236,751
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations                                          1,701,077          3,303,621
                                                                              ---------------    ---------------
Distributions to Shareholders
   Net Investment Income                                                           (1,558,460)        (2,931,720)
                                                                              ---------------    ---------------
Total Distributions                                                                (1,558,460)        (2,931,720)
                                                                              ---------------    ---------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase (Decrease) from Capital Transactions in Shares of
   Beneficial Interest                                                             (8,118,053)         4,997,304
                                                                              ---------------    ---------------
Total Increase (Decrease) in Net Assets                                            (7,975,436)         5,369,205
Net Assets
Beginning of Period                                                                57,105,868         51,736,663
                                                                              ---------------    ---------------
End of Period                                                                 $    49,130,432    $    57,105,868
                                                                              ===============    ===============

                  See Notes to Financial Statements on Page 8

BT Investment Limited Term U.S. Government Securities Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the BT Investment Limited Term U.S. Government Securities Fund.

                                                  For the six                                         For the years ended
                                                 months ended       For the       For the period          December 31,
                                                March 31, 1998    year ended    January 1, 1996 to   -----------------------
                                                  (unaudited)   Sept. 30, 1997   Sept. 30, 1996*      1995     1994    1993
                                                --------------  --------------  ------------------   ------   ------  ------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                 $9.86          $9.80              $9.96          $9.61   $10.06   $9.93
Income fromInvestment Operations
   Net Investment Income                              0.26           0.53               0.38           0.57     0.44    0.41
   Net Realized and Unrealized Gain (Loss)
     from Investment Transactions                     0.03           0.06              (0.14)          0.35    (0.45)   0.20
Total Income (Loss) from Investment Operations        0.29           0.59               0.24           0.92    (0.01)   0.61
Distributions to Shareholders
   Net Investment Income                             (0.26)         (0.53)             (0.38)         (0.57)   (0.44)  (0.41)
   Net Realized Gain from Investment Transactions    --             --                 (0.02)         --       --      (0.07)
Total Distributions                                  (0.26)         (0.53)             (0.40)         (0.57)   (0.44)  (0.48)
Net Asset Value, End of Period                       $9.89          $9.86              $9.80          $9.96    $9.61  $10.06
Total Investment Return                               2.97%          6.22%              2.50%          9.81%   (0.08)%  6.21%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $49,130        $57,106            $51,737        $29,870  $31,302  $3,462
   Ratios to Average Net Assets:
      Net Investment Income                           5.28%**        5.44%              5.22%**        5.81%    4.69%   4.35%
      Expenses, Including Expenses of the Short/
        Intermediate U.S. Government Securities
        Portfolio                                     0.60%**        0.60%              0.60%**        0.60%    0.60%   0.60%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                 0.12%**        0.15%              0.40%**        0.24%    0.34%   1.43%

----------
* On February 9, 1996, the Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.
** Annualized


                  See Notes to Financial Statements on Page 8

BT Investment Limited Term U.S. Government Securities Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio and is recorded on the accrual basis. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends
The Fund declares dividends daily and pays these dividends monthly from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .30% of the Fund's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $10,303, net of waived expenses of $4,601 at March 31, 1998.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .30% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .60% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1998, expenses of the Fund have been reduced by $24,801.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Shares of Beneficial Interest
At March 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                             For the                        For the
                            six months ended               year ended
                        March 31, 1998 (unaudited)      September 30, 1997
                        --------------------------   ------------------------
                           Shares        Amount        Shares       Amount
                        -----------   ------------   ----------   -----------
Sold                        957,936   $  9,476,466    2,309,983   $22,661,137
Reinvested                  150,085      1,484,937      287,967     2,832,604
Redeemed                 (1,928,706)   (19,079,456)  (2,085,611)  (20,496,437)
                        -----------   ------------   ----------   -----------
Net Increase (Decrease)    (820,685)  $ (8,118,053)     512,339   $ 4,997,304
                        ===========   ============   ==========   ===========

                  See Notes to Financial Statements on Page 11

Short/Intermediate U.S. Government Securities Portfolio

Statement of Net Assets March 31, 1998 (unaudited)

 Principal
  Amount                  Description                           Value
 ---------                -----------                           -----

              U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS - 3.94%
$ 1,150,000   FHLMC, 6.07%, 9/21/00                         $ 1,160,776
  1,140,000   FNMA, 5.86%, 11/07/00                           1,142,853
                                                            -----------

Total U.S. Government and Agency Obligations
  (Cost $2,290,254)                                           2,303,629
                                                            -----------
              U.S. TREASURY NOTES - 55.62%
  1,380,000   U.S. Treasury Notes, 6.625%, 3/31/02            1,426,142
  2,250,000   U.S. Treasury Notes, 5.875%, 8/31/99            2,258,429
  3,870,000   U.S. Treasury Notes, 5.75%, 9/30/99             3,879,080
    980,000   U.S. Treasury Notes, 5.375%, 1/31/00              976,478
  8,220,000   U.S. Treasury Notes, 5.375%, 2/15/01            8,172,457
  4,360,000   U.S. Treasury Notes, 5.50%, 3/31/00             4,354,550
 11,510,000   U.S. Treasury Notes, 5.50%, 3/31/03            11,448,839
                                                            -----------

Total U.S. Treasury Notes
  (Cost $32,558,837)                                         32,515,975
                                                            -----------


 Principal
  Amount                  Description                           Value
 ---------                -----------                           -----

              SHORT-TERM INSTRUMENTS - 40.34%
              Repurchase Agreement - 14.76%
$ 8,627,829   Repurchase Agreement with Goldman
                Sachs, dated 3/31/98, 5.85%. Principal
                and Interest in the Amount of $8,629,231,
                due 4/1/98. (Collateralized by U.S.
                Treasury Notes, Par Value $6,130,000,
                13.75%, due 8/15/04, Value of $8,897,083)
                (Cost $8,627,829)                           $ 8,627,829
                                                            -----------

              U.S. TREASURY BILL - 25.58%
 15,000,000   U.S. Treasury Bill, 5.26%, 4/23/98
                (Cost $14,951,141)                           14,951,141
                                                            -----------

Total Short Term Instruments
  (Cost $23,578,970)                                         23,578,970
                                                            -----------

Total Investments (Cost $58,428,061)               99.90%    58,398,574
Other Assets in Excess of Liabilities               0.10%        57,630
                                                  -------   -----------
Net Assets                                        100.00%   $58,456,204
                                                  =======   ===========

----------
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association

-------------------------------------------------------------------------------

Statement of Operations For the six months ended March 31, 1998 (unaudited)

Investment Income
   Interest                                                      $   1,735,979
                                                                 -------------
Expenses
   Advisory Fees                                                        74,068
   Administration and Service Fees                                      14,814
   Professional Fees                                                    10,392
   Trustees Fees                                                         1,045
   Miscellaneous Expenses                                                  281
                                                                 -------------
   Total Expenses                                                      100,600
   Less Expenses Absorbed by Bankers Trust                             (11,718)
                                                                 -------------
      Net Expenses                                                      88,882
                                                                 -------------
Net Investment Income                                                1,647,097
                                                                 -------------
Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain from Investment Transactions                      365,152
   Net Change in Unrealized Appreciation Depreciation
      on Investments                                                  (220,370)
                                                                 -------------
Net Realized and Unrealized Gain on Investments                        144,782
                                                                 -------------
Net Increase in Net Assets from Operations                       $   1,791,879
                                                                 =============


                  See Notes to Financial Statements on Page 11

Short/Intermediate U.S. Government Securities Portfolio

Statements of Changes in Net Assets

                                                                                  For the
                                                                             six months ended      For the
                                                                              March 31, 1998      year ended
                                                                                (unaudited)    September 30, 1997
                                                                             ----------------  ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $     1,647,097    $     3,093,331
   Net Realized Gain from Investment Transactions                                     365,152            135,146
   Net Change in Unrealized Appreciation/Depreciation on Investments                 (220,370)           236,751
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations                                          1,791,879          3,465,228
                                                                              ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested                                                  10,970,878         24,970,677
   Value of Capital Withdrawn                                                     (11,466,790)       (23,499,793)
                                                                              ---------------    ---------------
Net Increase (Decrease) in Net Assets from Capital Transactions                      (495,912)         1,470,884
                                                                              ---------------    ---------------
Total Increase in Net Assets                                                        1,295,967          4,936,112
Net Assets
Beginning of Period                                                                57,160,237         52,224,125
                                                                              ---------------    ---------------
End of Period                                                                 $    58,456,204    $    57,160,237
                                                                              ===============    ===============


-------------------------------------------------------------------------------

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

                                                 For the
                                               six-months                                            For the years ended
                                                  ended          For the       For the period            December 31,
                                             March 31, 1998    year ended    January 1, 1996 to   --------------------------
                                               (unaudited)   Sept. 30, 1997   Sept.  30, 1996*     1995       1994      1993
                                             --------------  --------------  ------------------   -------    -------   -------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)      $58,456        $57,160            $52,224        $55,178    $47,721   $17,729
   Ratios to Average Net Assets:
      Net Investment Income                        5.56%**        5.73%              5.46%**        6.09%      4.91%     4.25%
      Expenses                                     0.30%**        0.30%              0.30%**        0.30%      0.30%     0.30%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                              0.04%**        0.04%              0.05%**        0.05%      0.09%     0.25%
   Portfolio Turnover Rate                          247%           383%               314%           246%       202%      267%

----------
* On February 9,1996, the board of Trustees approved the change of the Portfolio's fiscal year end from December 31 to September 30.
** Annualized

                  See Notes to Financial Statements on Page 11

Short/Intermediate U.S. Government Securities Portfolio

Notes to Financial Statements (unaudited)
Note 1--Organization and Significant Accounting Policies
A.  Organization
The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  Security Transactions and Investment Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata based on ownership percentage among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $2,491 at March 31, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .25% of the Portfolio's average daily net assets. Accrued Advisory Fees amounted to $10,499, net of reimbursable expenses of $1,956 at March 31, 1998.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to .30% of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, expenses of the Portfolio have been reduced by $11,718.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Pyramid Mutual Fund. None of the officers so affiliated received compensation for services as officers of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver")and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government obligations for the six months ended March 31, 1998 were $120,195,204 and $138,628,740, respectively. Additionally, at March 31, 1998 payable for securities purchased amounted to $4,752,953.

The tax basis of investments held at March 31, 1998 was $58,428,061. The aggregate gross unrealized appreciation for all investments was $39,687 and the aggregate gross unrealized depreciation for all investments was $69,174.

Note 4--Net Assets
At March 31, 1998 Net Assets consisted of:

  Paid-in Capital                                   $58,485,691
  Net Unrealized Appreciation on Investments            (29,487)
                                                    -----------
                                                    $58,456,204
                                                    ===========

BT PYRAMID MUTUAL FUNDS

BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                              --------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This must be preceded or accompanied by a current prospectus for the Fund.
                              --------------------
                                                               STA461100 (5/98)